Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Opening balance sheet asset/provision (funded status)	$ 4,769	$ 6,768	$ 6,880
Net Service cost	213	263	436
Interest cost/(credit)	52	29	50
Expected return on Assets	(157)	(177)	(167)
Amortization on Net (gain)/loss	152	270	284
Amortization on Prior service cost/(credit)	(28)	(12)	61
Settlement / curtailment cost / (credit)	0	(194)	0
Currency translation adjustment	(5)	6	20
Total Net Periodic Benefit Cost/(credit)	227	185	684
Actuarial (gain)/loss on liabilities due to experience	109	(342)	(72)
Actuarial gain/loss on liab. from changes to fin. assump	(3,001)	(420)	0
Actuarial (gain)/loss on liab. from changes to demo. assump	0	(645)	0
Asset (gain) / loss	82	224	(29)
Prior service costs for the current period	0	(123)	(698)
Amortization on Net (gain)/loss	(152)	(270)	(284)
Amortization on Prior service cost/(credit)	28	12	(61)
Currency translation adjustment	0	(8)	(45)
Total gain/loss recognized via OCI	(2,934)	(1,572)	(1,189)
Total cashflow	(214)	(379)	(274)
Currency translation adjustment	(89)	(233)	669
Reclassifications	0	0	(2)
Closing balance sheet asset/provision (funded status)	1,759	4,769	6,768
Reconciliation of Net Gain / Loss
Amount at beginning of year	2,651	4,237	4,258
Amortization during the year	(152)	(270)	(284)
Liability (gain) / loss	(2,892)	(1,407)	(72)
Currency translation adjustment	(27)	(133)	366
Amount at year-end	(338)	2,651	4,237
Reconciliation of prior service cost/(credit)
Amount at beginning of year	(537)	(440)	300
Amortization during the year	28	12	(61)
Currency translation adjustment	6	14	19
Amount at year-end	$ (503)	$ (537)	$ (440)